Investments in Joint Operations (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Information of Assets, Liabilities and Expenses
The assets and liabilities as of December 31, 2022, 2021 and 2020, and main expenses for these fiscal years of the JO and other agreements in which the Group participates are as follows:

	2022	2021	2020
Non-current assets (1)	4,221	3,497	3,360
Current assets	157	113	73

Total assets	4,378	3,610	3,433

Non-current liabilities	294	270	251
Current liabilities	514	356	257

Total liabilities	808	626	508

Production cost	1,435	1,412	1,240
Exploration expenses	2	1	4

(1)	It does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JO and other agreements.

Information about Joint venture production exploration
As of December 31, 2022, the main exploration and production JO in which the Group participates are the following:

Name	Location	Participation	Operator
Acambuco	Salta	22.50%	Pan American Energy LLC
Aguada de Castro y Aguada Pichana Oeste	Neuquén	30.00%	Pan American Energy LLC
Aguada Pichana Este - Área Vaca Muerta	Neuquén	22.50%	Total Austral S.A.
Aguada Pichana Este - Residual	Neuquén	27.27%	Total Austral S.A.
Aguaragüe	Salta	53.00%	Tecpetrol S.A.
Bajada Añelo	Neuquén	50.00%	O&G Developments LTD S.A.
Bajo del Toro	Neuquén	50.00%	YPF
Bandurria Sur (1)	Neuquén	40.00%	YPF
CAM-2/A SUR	Tierra del Fuego	50.00%	Enap Sipetrol Argentina S.A.
Campamento Central / Cañadón Perdido	Chubut	50.00%	YPF
CAN 100 (1)	Argentine Government	35.00%	Equinor Argentina BV (Sucursal Argentina)
CAN 102	Argentine Government	50.00%	YPF
CAN 114	Argentine Government	50.00%	Equinor Argentina AS (Sucursal Argentina)
Chachahuen	Mendoza	70.00%	YPF
Consorcio CNQ 7/A	La Pampa and Mendoza	50.00%	Pluspetrol S.A.
El Orejano	Neuquén	50.00%	YPF
El Tordillo	Chubut	12.20%	Tecpetrol S.A.
La Amarga Chica	Neuquén	50.00%	YPF
La Calera	Neuquén	50.00%	Pluspetrol S.A.
Lindero Atravesado	Neuquén	37.50%	Pan American Energy LLC
Loma Campana	Neuquén and Mendoza	50.00%	YPF
Loma del Molle	Neuquén	50.00%	ExxonMobil Exploration Argentina S.R.L
Magallanes	Santa Cruz, Tierra del Fuego and National Continental Shelf	50.00%	Enap Sipetrol Argentina S.A.
MLO 123	Argentine Government	37.50%	Total Austral S.A.
Narambuena (1)	Neuquén	50.00%	YPF
Pampa Yeguas I	Neuquén	50.00%	ExxonMobil Exploration Argentina S.R.L
Rincón del Mangrullo	Neuquén	50.00%	YPF
Rio Neuquén	Neuquén	33.33%	YPF
San Roque	Neuquén	34.11%	Total Austral S.A.
Yacimiento La Ventana - Río Tunuyán	Mendoza	70.00%	YPF

(1)	See Note 34.b).